Summary of significant accounting policies - Summary of new standards, amendments and interpretations not yet effective (Details)	12 Months Ended
Dec. 31, 2024
IAS 1 Non-current Liabilities with Covenants (Amendments to IAS 1)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 1 Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2024
IFRS 16 Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 7 and IFRS 7 Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2024
IAS 21 Lack of Exchangeability (Amendments to IAS 21)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2025
IFRS 7 and IFRS 9 Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2026
IFRS 18 Presentation and Disclosure in Financial Statements
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures
Disclosure of expected impact of initial application of new standards or interpretations
Date of Reporting Standards Adopted	Jan. 01, 2027